Trade and Other Payables (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Trade and other payables [abstract]
Trade payables	$ 22,591	$ 19,125
Accrued expenses	7,890	7,448
Tax payable	8,332	7,651
Other payable	782	480
Professional fees payable	423	971
Related Parties (Note 21)	4,168	1,319
Deferred lease revenue	1,108	1,171
Total	$ 68,186	$ 61,344